Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2015
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2015, was more than 25% of the Company’s consolidated net assets as of December 31, 2015.

a) Condensed balance sheets

	As of December 31
	2014	2015	2015
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	179,137,927	321,418,159	49,618,414
Due from subsidiaries and VIEs	224,734,683	543,918,770	83,966,589
Deferred tax assets	487,520	755,246	116,590
Other current assets	25,709,740	31,146,365	4,808,170
Total current assets	430,069,870	897,238,540	138,509,763
Investment in subsidiaries and VIEs	1,438,101,000	2,091,409,293	322,857,959
Non-current deferred tax assets	2,671,564	2,979,502	459,956
Other non-current assets	310,230	647,780	100,000
TOTAL ASSETS	1,871,152,664	2,992,275,115	461,927,678
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Other current liabilities	7,358,165	15,300,517	2,361,993
Total current liabilities	7,358,165	15,300,517	2,361,993
Uncertain tax position liabilities	4,804,123	—	—
Convertible notes	—	518,224,000	80,000,000
Other non-current liabilities	8,043,321	9,864,869	1,522,873
Total liabilities	20,205,609	543,389,386	83,884,866
Shareholders’ equity
Ordinary shares (US$0.0005 par value): 94,100,000 shares authorized, 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014 and 29,317,611 shares issued and 28,071,538 shares outstanding as of December 31, 2015	97,530	98,133	15,149
Treasury stock (1,067,816 ordinary shares as of December 31, 2014 and 1,246,073 ordinary shares as of December 31, 2015)	(73,250,528)	(117,836,564)	(18,190,831)
Additional paid-in capital	889,416,631	990,515,956	152,909,314
Retained earnings	1,062,041,219	1,597,865,303	246,667,897
Accumulated other comprehensive income	(27,357,797)	(21,757,099)	(3,358,717)
Total shareholders’ equity	1,850,947,055	2,448,885,729	378,042,812
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	1,871,152,664	2,992,275,115	461,927,678

b) Condensed statement of operations

	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net revenues
Operating cost and expenses
Compensation and benefits	—	10,125,102	10,979,206	1,694,897
Selling expenses	149,267	167,690	373,752	57,697
General and administrative expenses	5,014,178	9,671,790	10,549,109	1,628,503
Total operating cost and expenses	5,163,445	19,964,582	21,902,067	3,381,097
Loss from operations	(5,163,445)	(19,964,582)	(21,902,067)	(3,381,097)
Other income (expenses):
Interest income	2,164,350	5,547,639	8,336,138	1,286,878
Interest expense	—	—	(16,050,359)	(2,477,748)
Investment income	657,895	—	25,506,549	3,937,533
Other income (expenses)	5,010,306	(451,217)	112,762	17,407
Total other income	7,832,551	5,096,422	17,905,090	2,764,070
Gain (loss) before taxes and income from equity in subsidiaries and VIEs	2,669,106	(14,868,160)	(3,996,977)	(617,027)
Income tax expenses	(1,430,466)	(1,268,040)	3,524,413	544,076
Equity in profit of subsidiaries and VIEs	314,689,098	462,689,051	536,296,648	82,789,936
Net income attributable to Noah shareholders	315,927,738	446,552,851	535,824,084	82,716,985

c) Condensed statement of comprehensive income

	Years Ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Net income	315,927,738	446,552,851	535,824,084	82,716,985
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	(8,160,394)	6,427,932	4,882,284	753,695
Fair value fluctuation of available-for-sale investment		2,620,351	718,414	110,904
Other comprehensive income	(8,160,394)	9,048,283	5,600,698	864,599
Comprehensive income attributable to Noah Holdings Ltd. shareholders	307,767,344	455,601,134	541,424,782	83,581,584

d) Condensed statements of cash flows

	Years ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income attributable to Noah shareholders	315,927,738	446,552,851	535,824,084	82,716,985
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	—	10,125,102	10,979,206	1,694,897
Gain from equity in subsidiaries and VIE	(314,689,098)	(462,689,051)	(536,296,648)	(82,789,936)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	6,179,613	13,853,941	(319,184,087)	(49,273,532)
Other current assets	(1,874,673)	(21,489,980)	(5,774,175)	(891,379)
Deferred tax assets	(243,074)	(339,900)	(575,664)	(88,867)
Uncertain tax position liabilities	1,022,627	1,016,786	(4,804,123)	(741,629)
Other current liabilities	2,345,726	3,066,233	7,942,352	1,226,087
Other non-current liabilities	586,858	82,534	1,821,548	281,199
Net cash provided by (used in) operating activities	9,255,717	(9,821,484)	(310,067,507)	(47,866,175)
Cash flows from investing activities:
Proceeds from sale of available-for-sale investments	29,965,718	—	—	—
Purchases of available-for-sale	(29,965,718)	—	—	—
Investment in subsidiaries and VIEs	—	(79,958,941)	(7,851,539)	(1,212,069)
Increase in investment in affiliates	—	—	(22,672,300)	(3,500,000)
Net cash used in investing activities	—	(79,958,941)	(30,523,839)	(4,712,069)
Cash flows from financing activities:
Dividends paid	(47,596,568)	—	—	—
Proceeds from issuance of ordinary shares upon exercise of stock options	6,843,114	4,062,622	4,351,330	671,730
Share repurchase	(19,573,849)	—	(44,586,036)	(6,882,898)
Proceeds from convertible notes	—	—	518,224,000	80,000,000
Net cash (used in) provided by financing activities	(60,327,303)	4,062,622	477,989,294	73,788,832
Effect of exchange rate changes	(8,160,394)	6,427,932	4,882,284	753,695
Net (decrease) increase in cash and cash equivalents	(59,231,980)	(79,289,871)	142,280,232	21,964,283
Cash and cash equivalents—beginning of year	317,659,778	258,427,798	179,137,927	27,654,131
Cash and cash equivalents—end of year	258,427,798	179,137,927	321,418,159	49,618,414

e) Notes to condensed financial statements

1.	The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2014 and 2015, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.